Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings [Abstract]
BORROWINGS
9.	BORROWINGS

As of December 31, 2021 and 2022, the bank borrowings were for working capital and capital expenditure purposes. Short-term borrowings consisted of the following:

	Annual Interest		December 31,
	Rate	Maturity	2021	2022
Huaxia Bank Shanghai Branch Sales Department	2-4.75%	August to September, 2023	$15,692	$11,567
China Merchants Bank Shanghai Damuqiao Branch	4.8-5.3%	February to May, 2023	7,783	9,961
China Minsheng Bank Shanghai Jiujiang Branch	3.70-3.85%	January to July, 2023	7,736	7,249
Bank of Communications Shanghai Putuo Branch(i)	4.79%	January, 2023	7,846	7,249
Putuo Branch of Shanghai Pudong Development Bank(i)	4.60%	April, 2023	2,354	4,350
Bank of Dalian Shanghai Jing’an Sub-branch(i)	4.31-5.12%	March to May, 2023	4,708	4,350
Bank of Beijing Shanghai Zhangjiang Sub-branch(i)	4.80%	December, 2023	3,138	4,350
China Construction Bank Shanghai Jing’an Branch(i)	3.70%	June, 2023	1,569	4,350
Bank of China Shanghai Gonghexin Road Sub-branch(ii)	3.65-4.22%	March to November, 2023	3,923	4,277
Bank of Nanjing North Bund Branch(i)	5.50%	January, 2023	-	3,625
Huangpu Branch of Bank of Shanghai(ii)	4.70%	February, 2023	2,354	2,900
Industry bank Shanghai Zhijiang Branch(i)	4.65-5.05%	February, 2023	-	2,900
ICBC Shanghai Zhang Jiang high tech Park Branch(i)	3.30%	September, 2023	-	2,610
Xiamen International Bank Shanghai Jinqiao Branch(i)	5.20%	June, 2023	-	1,450
China CITIC Bank Shanghai Pudian Road Branch	4.65%	April, 2023	-	1,435
Bank of Beijing Shanghai Branch	4.31%	March, 2023	785	1,160
Shanghai Rural Commercial Bank Minhang Branch (ii)	5.20%	June, 2023	942	870
Shanghai Rural Commercial Bank Bund Branch(i)	4.80%	February to March, 2022	5,492	-
Fubon Huayi Bank Shanghai Jing’an Branch	5.60%	January, 2022	785	-
Zheshang Bank Shanghai Branch Sales Department(i)	6.00%	October, 2022	3,138	-
ICBC Xinzha Road Branch	3.85%	March, 2022	785	-
Total			$69,030	$74,653

The interest expenses were $2,311, $3,476 and $3,809 for the years ended December 31, 2020, 2021 and 2022, respectively. The weighted average interest rates of short-term loans outstanding were 3.95%, 4.98% and 4.89% per annum as of December 31, 2020 2021 and 2022, respectively.

(i) The bank borrowings were guaranteed by SUNCAR Online, one of subsidiaries of SunCar.

(ii) The bank borrowings were guaranteed by Shengda Automobile, one of subsidiaries of SunCar.